Revenue from Contracts with Customers - Receivables, Contract Assets and Contract Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Revenue, Major Customer [Line Items]
Current contract liabilities (classified within other current liabilities)	$ (47)	$ (31)
Non-current contract liabilities (classified within other non-current liabilities)	(24)	(33)
Nonrelated Party
Revenue, Major Customer [Line Items]
Accounts receivable, net	$ 185	$ 222